Other Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Other Intangible Assets and Goodwill	Other Intangible Assets and Goodwill
Goodwill

(in millions €)	Goodwill
Acquisition costs
As of January 1, 2023	61.2
Currency differences	(5.6)
Acquisition of subsidiaries and businesses	306.9
As of December 31, 2023	362.5
Acquisition of subsidiaries and businesses	—
Currency differences	18.1
As of December 31, 2024	380.6
Intangible Assets with Indefinite Useful Lives

	CGU Immunotherapies		CGU External Product Sales of JPT		CGU External Business of InstaDeep		Total
(in millions €)	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
Goodwill	369.8	352.2	0.5	0.5	10.3	9.8	380.6	362.5
Intangible assets with indefinite useful life	486.5	444.5	—	—	—	—	486.5	444.5
Total	856.3	796.7	0.5	0.5	10.3	9.8	867.1	807.0
For the year ended December 31, 2024, our goodwill relates almost completely to the CGU Immunotherapies.
The CGU Immunotherapies focuses on the development of therapies in the field of oncology and infectious diseases and comprises our broad pipeline that includes mRNA-based immune activators, antigen-targeting
T cells and antibodies and defined immunomodulators of various immune cell mechanisms.
We performed our annual Goodwill impairment test in October 2024.
The recoverable amount of the CGU Immunotherapies has been determined based on a fair value less cost of disposal (FVLCD), which we derived based on our market capitalization as an observable input parameter.
The recoverable amounts of the CGU External Product Sales of JPT and the CGU External Business of
InstaDeep have been determined based on their value in use. In assessing value in use, the estimated future cash flows, which are derived based on a bottom-up business plan provided by the management of the respective entities, are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the assets. A long-term growth rate of 1.5% is applied to project future cash flows after the last year of the detailed planning period.
As a result of the analysis in October 2024, we did not identify an impairment for these CGUs. Even if our market capitalization had been approximately 10% lower, FVLCD would have still been above the respective carrying amount of the CGU Immunotherapies.
Intangible assets with indefinite useful lives mainly comprised acquired intangible assets not yet available for use, or In-process R&D, of €485.5 million (as of December 31, 2023: €443.5 million). Such assets are not amortized and therefore reviewed for impairment annually. The annual impairment test was performed on an individual basis of the assets during the three months ended December 31, 2024. The recoverable amounts were determined based on the value in use. The results gave rise to impairment losses in total of €55.1 million that were related to the CGU Immunotherapies. The impairment losses were recorded under R&D expenses in the consolidated statements of profit or loss. The impairments resulted from revised prioritization of product candidates in the overall portfolio.
We examine the existence of indications of impairment using various factors, particularly deviations from sales forecasts and the analysis of changes in medium-term planning. The identification of indications of impairment takes place with the involvement of the responsible departments, taking external and internal information sources into consideration.
During the three months ended June 30, 2024, we identified a triggering event in connection with the asset related to the product candidate BNT326/YL202 due to the partial clinical hold placed on the Phase 1 trial of our partner, MediLink Therapeutics (Suzhou) Co., Ltd, or MediLink by the U.S. Food and Drug Administration, or
FDA. The impairment test performed did not reveal any impairment loss. Further triggering events were identified in connection with the asset related to the product candidate BNT316/ONC-392. During the three months ended
September 30, 2024, a triggering event was identified based on the operational hold of the trial. During the three months ended December 31, 2024, the trial was then placed on partial clinical hold. The FDA subsequently lifted the partial clinical holds related to both product candidates. During the three months ended December 31, 2024, we identified a triggering event based on our analysis of changes in medium-term planning. We have performed impairment tests in connection with the identified triggering events which did not give rise to any impairment loss.
A sensitivity analysis of the key assumptions, future cash flows and weighted average cost of capital, was performed as part of the scheduled impairment testing of the intangible assets not yet available for use. For those assets that have not been impaired, the sensitivity analysis did not give rise to any impairment loss, either for a reduction of 10% in future cash flows or for a 10% increase in the weighted average cost of capital.
Other Intangible Assets

(in millions €)	In-process R&D	Concessions, licenses and similar rights	Advance payments	Total
Acquisition costs
As of January 1, 2023	—	222.3	13.1	235.4
Additions	443.5	45.7	15.8	505.0
Disposals	—	(1.6)	(1.6)	(3.2)
Reclassifications	—	4.9	(4.9)	—
Currency differences	—	(3.6)	—	(3.6)
Acquisition of subsidiaries and businesses	—	187.4	—	187.4
As of December 31, 2023	443.5	455.1	22.4	921.0
Additions	97.1	6.2	11.9	115.2
Disposals	—	(2.9)	—	(2.9)
Reclassifications	—	11.6	(11.6)	—
Currency differences	—	11.1	—	11.1
As of December 31, 2024	540.6	481.1	22.7	1,044.4

(in millions €)	In-process R&D	Concessions, licenses and similar rights	Advance payments	Total
Cumulative amortization and impairment charges
As of January 1, 2023	—	76.9	—	76.9
Amortization	—	40.5	—	40.5
Disposals	—	(0.3)	—	(0.3)
Currency differences	—	(0.2)	—	(0.2)
As of December 31, 2023	—	116.9	—	116.9
Amortization	—	54.8	—	54.8
Impairment	55.1	28.2	—	83.3
Disposals	—	(2.8)	—	(2.8)
Currency differences	—	1.8	—	1.8
As of December 31, 2024	55.1	198.9	—	254.0

(in millions €)	In-process R&D	Concessions, licenses and similar rights	Advance payments	Total
Carrying amount
As of December 31, 2023	443.5	338.2	22.4	804.1
As of December 31, 2024	485.5	282.2	22.7	790.4
The intangible assets resulting from licensing and collaboration agreements are combined into one class of assets, In-process R&D, due to their similar nature and use in our operations and are attributed to the CGU
Immunotherapies.
The amortization of the concessions, licenses and similar rights during the year ended December 31, 2024, has been mainly recorded under R&D expenses in the consolidated statements of profit or loss.
During the year ended December 31, 2024, triggering events with respect to two intangible assets with definite useful life occurred. We performed impairment tests based on decisions to stop the development of the compounds that were acquired as part of business combinations in the past. The recoverable amounts were determined based on the value in use. The impairment tests gave rise to the full impairment of the compounds in the amount of €26.4 million. The remaining insignificant impairments relate to intangibles which are not significant for the group. The majority of these impairment losses were recorded under R&D expenses in the consolidated statements of profit or loss.
The decrease in other intangible assets by €13.7 million from December 31, 2023, to December 31, 2024, was mainly related to impairment losses of €83.3 million in total (as of December 31, 2023: nil). This was partially offset by the payments made in connection with the purchase of intangible assets. We entered into license and collaboration agreements in which we work together with partners to develop pharmaceutical products and, provided regulatory approval is granted, commercialize them. Thereof €9.4 million (as of December 31, 2023:
€443.5 million) was related to upfront payments and €87.7 million (as of December 31, 2023: nil) was related to milestone payments as part of the purchase of intangible assets that were recognized as subsequent acquisition cost of the intangible assets acquired. The payments in connection with the license and collaboration agreements resulted in the recognition of intangible assets not yet available for use.